Summary of Principal Accounting Policies - Various Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted cash
Restricted cash	$ 6,149,118	$ 4,270,695	$ 2,082,103
Amount frozen by court	6,149,118	4,139,950
Customer deposits
Expected credit loss attributable to customer deposits	3,206,238	3,878,996
Customer deposit	3,195,718	3,158,826
Allowance For Customer Deposits, Provisions	(613,238)	4,035,869	10,286,671
Impairment of long-lived assets
Impairment on long-lived assets	0	0
Revenue recognition
Total net revenues	316,854,430	343,182,184	534,116,970
Rebates given to real estate brokers	0
Contract assets, net	$ 0	0
Contracts of original duration of one year or less	false
Marketing and advertising expenses
Marketing and advertising expenses	$ 51,548,015	237,268,507	442,975,679
Commissions under commission coupons business
Real Estate Agent Commission Incurred	233,941,608	91,338,490	0
Foreign currency translation
Foreign exchange gain		1,217,262
Foreign exchange loss	74,190		431,686
Allowance for credit losses for accounts receivable and contract assets by each risk category
Allowance for credit losses for accounts receivable by risk category	103,977,555	111,848,582
Movement of the allowance for doubtful accounts for accounts receivable
Balance at beginning of the year	111,848,582	115,374,631	12,683,779
Provisions	(3,977,566)	9,148,173	101,172,959
Write offs	(2,079,499)	(2,665,754)	(600,847)
Changes due to foreign exchange	(1,813,962)	(10,008,468)	2,118,740
Balance at end of the year	103,977,555	111,848,582	115,374,631
Movement of the allowance for other receivables in prepaid expenses and other current assets
Balance at beginning of the year	555,963	150,770	335,386
Provisions/(reversal)	(184,361)	434,867	(190,200)
Changes due to foreign exchange	(7,722)	(29,674)	5,584
Balance at end of the year	363,880	555,963	150,770
Movement of the allowance for customer deposits
Balance at beginning of the year	3,878,996	10,259,195	3,480
Provisions	(613,238)	4,035,869	10,286,671
Write-offs		(10,216,240)
Changes due to foreign exchange	(59,520)	(199,828)	(30,956)
Balance at end of the year	3,206,238	3,878,996	10,259,195
Movement of the allowance for amount due from related parties
Balance at beginning of the year	743	1,175	3,188
Provisions/(reversal)	13,105,115	(346)	(2,034)
Changes due to foreign exchange	(110,183)	(86)	21
Balance at end of the year	12,995,675	743	1,175
Movement of the allowance for other non-current assets
Balance at beginning of the year	120,130	0
Provisions	(11,564)	124,995
Changes due to foreign exchange	(1,906)	(4,865)
Balance at end of the year	106,660	120,130	0
Details of the accounts receivable and contract assets
Allowance for credit losses	(103,977,555)	(111,848,582)	(115,374,631)
Pledged credit risk
Allowance for credit losses for accounts receivable and contract assets by each risk category
Allowance for credit losses for accounts receivable by risk category	2,119,799	2,354,182
High credit risk
Allowance for credit losses for accounts receivable and contract assets by each risk category
Allowance for credit losses for accounts receivable by risk category	99,692,281	105,189,074
Normal risk
Allowance for credit losses for accounts receivable and contract assets by each risk category
Allowance for credit losses for accounts receivable by risk category	2,165,475	4,305,326
Government subsidies
Government subsidies
Cash subsidies included in other operating income	147,773	297,663	560,394
E-commerce of discount coupons
Revenue recognition
Total net revenues	28,385,689	182,940,792	411,097,123
E-commerce of commission coupons
Revenue recognition
Total net revenues	237,748,379	95,522,903
E-commerce
Revenue recognition
Total net revenues	$ 266,134,068	278,463,695	411,097,123
Buildings
Property and equipment, net
Estimated useful lives	30 years
Motor vehicles
Property and equipment, net
Estimated useful lives	5 years
Real estate developers
Restricted cash
Restricted cash	$ 0	130,745
Minimum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	3 years
Maximum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	5 years
Nonrecurring
Fair value of financial instruments
Fair value of assets	$ 0	0	0
Fair value of liabilities	0	0	$ 0
Customer A
Movement of the allowance for doubtful accounts for accounts receivable
Balance at beginning of the year	88,285,716
Balance at end of the year	86,338,094	88,285,716
Details of the accounts receivable and contract assets
Accounts receivable, gross	86,338,094	88,285,716
Allowance for credit losses	$ (86,338,094)	$ (88,285,716)